Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2025
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results	Global All Currency Daily Stress Testing Results

	Dec 31, 2025			Dec 31, 2024
in € bn.	Funding Gap[1]	Gap Closure[2]	Net Liquidity Position	Funding Gap[1]	Gap Closure[2]	Net Liquidity Position
Systemic market risk	187	306	119	208	265	56
1 notch downgrade (DB specific)	39	215	176	34	174	140
Severe downgrade (DB specific)	107	235	128	142	241	99
Combined³	231	325	94	216	275	59
[1]Funding gap caused by impaired rollover of liabilities and other projected outflows
[2]Based on liquidity generation through Liquidity Reserves and other business mitigants
[3]Combined impact of systemic market risk and severe downgrade